Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Schedule of prepaid expenses and other current assets [Abstract]
Prepaid expenses	[1]	$ 2,462,534	$ 1,324,676
Loans to third parties	[2]	840,685	15,326
Prepayment for investment	[3]	650,909
Other receivables		299,864	265,653
Interest receivable		171,840	128,388
Prepaid VAT		123,100	19,099
Deposits for operating lease		43,090	40,384
Deferred offering cost			553,227
Subtotal		4,592,022	2,346,753
Allowance for other receivables		(156,847)	(153,259)
Total		$ 4,435,175	$ 2,193,494

[1]	Prepaid expenses as of December 31, 2021 mainly consisted of prepaid service fee paid by GIOP BJ amounted to $1,164,011.
[2]	On March 8, 2021, the Company signed a loan contract with a third party, Waichun Logistics Technology Limited (“Waichun”), to lend $825,000, with annual interest rate of 8%, and will be due on May 10, 2022.
[3]	In September 2021, the Company prepaid $650,909 to acquire 61.5% equity interest of Haicheng Shenhe Technology Co., Ltd. Due to the termination of the acquisition, the acquisition fund will be paid back in fiscal 2022.